UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  600 Steamboat Road
          Greenwich, CT 06830

13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550

Signature, Place and Date of Signing:


/s/ Kenneth F. Palumbo                Greenwich, CT            August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $921,960
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name
--------------------                      ----
28-10725                                  SCP Overseas Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
          Column 1                Column 2    Column 3   Column 4        Column 5        Column 6  Column 7         Column 8

                                                                                                                Voting Authority
                                                          Value     Shares/   Sh/  Put/  Invstmnt   Other    -----------------------
       Name of Issuer          Title of class   CUSIP    (x$1000)   Prn Amt   Prn  Call  Dscrton   Managers     Sole    Shared  None
       --------------          --------------   -----    --------   -------   ---  ----  -------   --------     ----    ------  ----
ACCREDO HEALTH INC            COM             00437V104    12,176    312,600  SH          SOLE       NONE      312,600
AMERICREDIT CORP              COM             03060R101    23,094  1,182,500  SH          SOLE               1,182,500
AFFILIATED COMPUTER SERVICES  CL A            008190100    37,587    710,000  SH          SOLE                 710,000
ALBANY INTL CORP              CL A            012348108    23,995    715,000  SH          SOLE                 715,000
AMERICAN TOWER CORP           CL A            029912201    23,242  1,529,100  SH          SOLE               1,529,100
ALAMOSA HLDGS INC             COM             011589108    15,097  2,054,000  SH          SOLE               2,054,000
AXIS CAPITAL HOLDINGS         SHS             G0692U109    11,760    420,000  SH          SOLE                 420,000
BEST BUY INC                  COM             086516101    17,028    335,600  SH          SOLE                 335,600
BARR PHARMACEUTICALS INC      COM             068306109    10,784    320,000  SH          SOLE                 320,000
CORINTHIAN COLLEGES INC       COM             218868107    10,143    410,000  SH          SOLE                 410,000
CAPITAL ONE FIN CORP          COM             14040H105    16,958    248,000  SH          SOLE                 248,000
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    13,559    690,000  SH          SOLE                 690,000
DIAMONDS TR                   UNIT SER 1      252787106       392      3,750  SH          SOLE                   3,750
DICKS SPORTING GOODS INC      COM             253393102    33,984  1,019,000  SH          SOLE               1,019,000
DOLLAR TREE STORES INC        COM             256747106    36,685  1,337,400  SH          SOLE               1,337,400
ITT EDUCATIONAL SERVICES INC  COM             45068B109    10,615    279,200  SH          SOLE                 279,200
FREEPORT-MCMORAN COPPER & GO  CL B            35671D857     9,348    282,000  SH          SOLE                 282,000
FEDERAL HOME LN MTG CORP      COM             313400301    35,505    560,900  SH          SOLE                 560,900
FISHER SCIENTIFIC INTL INC    COM NEW         338032204     5,775    100,000  SH          SOLE                 100,000
GOLDMAN SACHS GROUP INC       COM             38141G104    20,527    218,000  SH          SOLE                 218,000
HAYES LEMMERZ INTL INC        COM NEW         420781304     3,441    227,900  SH          SOLE                 227,900
HOME DEPOT INC                COM             437076102    29,216    830,000  SH          SOLE                 830,000
ICON PUB LTD CO               SPONSORED ADR   45103T107     2,686     60,650  SH          SOLE                  60,650
KB HOME                       COM             48666K109     8,544    124,500  SH          SOLE                 124,500
LAUREATE EDUCATION INC        COM             518613104    23,194    606,549  SH          SOLE                 606,549
LUMINENT MTG CAP INC          COM             550278303     5,220    435,000  SH          SOLE                 435,000
MCDERMOTT INTL INC            COM             580037109     1,595    157,000  SH          SOLE                 157,000
MOHAWK INDS INC               COM             608190104    41,365    564,100  SH          SOLE                 564,100
MONTPELIER RE HOLDINGS LTD    SHS             G62185106    11,359    325,000  SH          SOLE                 325,000
NII HLDGS INC                 CL B NEW        62913F201    39,431  1,170,408  SH          SOLE               1,170,408
NAUTILUS GROUP INC            COM             63910B102    25,039  1,283,400  SH          SOLE               1,283,400
NETEASE COM INC               SPONSORED ADR   64110W102     5,788    140,000  SH          SOLE                 140,000
NTL INC DEL                   COM             62940M104    50,178    870,850  SH          SOLE                 870,850
NEXTEL COMMUNICATIONS INC     CL A            65332V103    30,472  1,143,000  SH          SOLE               1,143,000
ODYSSEY HEALTHCARE INC        COM             67611V101    44,204  2,348,800  SH          SOLE               2,348,800
PHELPS DODGE CORP             COM             717265102     6,666     86,000  SH          SOLE                  86,000
PANERA BREAD CO               CL A            69840W108    24,327    678,000  SH          SOLE                 678,000
QUANTA CAPITAL HLDGS LTD      SHS             G7313F106     1,297    122,084  SH          SOLE                 122,084
ARAMARK CORP                  CL B            038521100    27,342    950,700  SH          SOLE                 950,700
RELIANT ENERGY INC            COM             75952B105    63,940  5,904,000  SH          SOLE               5,904,000
REDWOOD TR INC                COM             758075402    15,518    278,700  SH          SOLE                 278,700
SEPRACOR INC                  COM             817315104     6,242    118,000  SH          SOLE                 118,000
SMURFIT-STONE CONTAINER CORP  COM             832727101     6,484    325,000  SH          SOLE                 325,000
UNITED THERAPEUTICS CORP DEL  COM             91307C102    27,102  1,056,600  SH          SOLE               1,056,600
VASOGEN INC                   COM             92232F103     1,455    300,000  SH          SOLE                 300,000
WCI CMNTYS INC                COM             92923C104    29,389  1,317,300  SH          SOLE               1,317,300
WAL MART STORES INC           COM             931142103    22,212    421,000  SH          SOLE                 421,000
   Total:                                                 921,960

03971.0001 #505955